Property, Equipment and Software, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment
Total cost	$ 11,916	$ 12,680
Less: Accumulated depreciation and amortization	(8,089)	(5,875)
Total property, equipment and software, net	3,827	6,805
Depreciation expense	3,443	3,369	$ 1,662
Leasehold improvements
Property, Plant and Equipment
Total cost	3,389	3,092
Computers and electronic equipment
Property, Plant and Equipment
Total cost	7,513	8,539
Office equipment
Property, Plant and Equipment
Total cost	229	437
Software
Property, Plant and Equipment
Total cost	726	$ 612
Construction in progress
Property, Plant and Equipment
Total cost	$ 59